FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 683	$ 464
Availability under committed credit facilities	3,475	3,475
Commercial paper	(431)	0
Draws on credit facility	0	(1,131)
Deposit from parent	0	(545)
Commitments under credit facility	(12)	(63)
Corporate liquidity	$ 3,715	$ 2,200